Consolidated Statements of Stockholder's Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) Net Unrealized Investment Gains (Losses) [Member]	Accumulated Other Comprehensive Income (Loss) Other-Than-Temporary Impairments [Member]	Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments [Member]
Beginning Balance at Dec. 31, 2008 (Scenario, Previously Reported [Member])	$ 4,934	$ 86	$ 6,719	$ 965	$ (2,682)	$ 0	$ (154)
Beginning Balance (Accounting Standards Update 2010-26 [Member])	(370)			(353)	(17)
Beginning Balance at Dec. 31, 2008	4,564	86	6,719	612	(2,699)	0	(154)
Cumulative effect of change in accounting principle, net of income tax (Note 1) (FSP FAS 115-2 and FAS 124-2 [Member])	0			22		(22)
Net income (loss)	(532)			(532)
Other comprehensive income (loss), net of income tax	2,086				2,102	(61)	45
Ending Balance at Dec. 31, 2009 (Scenario, Previously Reported [Member])	6,118	86	6,719	102	(597)	(83)	(109)
Ending Balance (Accounting Standards Update 2009-17 [Member])	0			(34)	23	11
Ending Balance at Dec. 31, 2009	6,118	86	6,719	68	(574)	(72)	(109)
Dividend paid to MetLife	(330)			(330)
Net income (loss)	719			719
Other comprehensive income (loss), net of income tax	972				967	21	(16)
Ending Balance at Dec. 31, 2010	7,479	86	6,719	457	393	(51)	(125)
Dividend paid to MetLife	(517)			(517)
Capital contribution	1		1
Return of capital (Note 12)	(47)		(47)
Net income (loss)	1,233			1,233
Other comprehensive income (loss), net of income tax	1,554				1,591	(23)	(14)
Ending Balance at Dec. 31, 2011	$ 9,703	$ 86	$ 6,673	$ 1,173	$ 1,984	$ (74)	$ (139)